Segment Information	9 Months Ended
Sep. 30, 2012
Segment Information
(9)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. The following tables show segment information for the three and nine months ended September 30, 2012 and 2011, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended September 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$97,259	$235	$—	$—	$—	$97,494
Management fees to external customers	—	5,107	1,088	—	—	6,195
Inter-segment management fees	—	11,578	1,623	—	(13,201)	—
Trading container sales proceeds	—	—	11,058	—	—	11,058
Gains on sale of containers, net	7,558	—	—	—	—	7,558

Total revenue	$104,817	$16,920	$13,769	$—	$(13,201)	$122,305

Depreciation expense	$27,899	$203	$—	$—	$(1,161)	$26,941

Interest expense	$19,441	$—	$—	$—	$—	$19,441

Unrealized gains on interest rate swaps and caps, net	$1,111	$—	$—	$—	$—	$1,111

Segment income before income taxes and noncontrolling interest	$40,265	$8,926	$2,820	$(838)	$(2,138)	$49,035

Total assets	$3,061,472	$111,699	$15,586	$4,858	$(66,861)	$3,126,754

Purchases of long-lived assets	$272,165	$297	$—	$—	$—	$272,462

Three Months Ended September 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$84,815	$332	$—	$—	$—	$85,147
Management fees to external customers	—	6,284	1,113	—	—	7,397
Inter-segment management fees	—	12,297	1,544	—	(13,841)	—
Trading container sales proceeds	—	—	9,024	—	—	9,024
Gains on sale of containers, net	7,913	—	—	—	—	7,913

Total revenue	$92,728	$18,913	$11,681	$—	$(13,841)	$109,481

Depreciation expense	$19,484	$189	$—	$—	$(864)	$18,809

Interest expense	$13,708	$—	$—	$—	$—	$13,708

Unrealized losses on interest rate swaps and caps, net	$3,516	$—	$—	$—	$—	$3,516

Segment income before income taxes and noncontrolling interest	$38,429	$10,549	$2,602	$(666)	$(4,278)	$46,636

Total assets	$2,195,627	$104,387	$15,866	$2,858	$(47,126)	$2,271,612

Purchases of long-lived assets	$99,193	$175	$—	$—	$—	$99,368

Nine Months Ended September 30, 2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$276,481	$692	$—	$—	$—	$277,173
Management fees to external customers	—	16,976	3,313	—	—	20,289
Inter-segment management fees	—	34,289	5,338	—	(39,627)	—
Trading container sales proceeds	—	—	35,339	—	—	35,339
Gains on sale of containers, net	27,009	—	—	—	—	27,009

Total revenue	$303,490	$51,957	$43,990	$—	$(39,627)	$359,810

Depreciation expense	$73,979	$585	$—	$—	$(3,242)	$71,322

Interest expense	$52,691	$—	$—	$—	$—	$52,691

Unrealized gains on interest rate swaps and caps, net	$3,184	$—	$—	$—	$—	$3,184

Segment income before income taxes and noncontrolling interest	$123,522	$27,567	$9,769	$(2,996)	$(7,797)	$150,065

Total assets	$3,061,472	$111,699	$15,586	$4,858	$(66,861)	$3,126,754

Purchases of long-lived assets	$794,551	$643	$—	$—	$—	$795,194

Nine Months Ended September 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$239,667	$888	$—	$—	$—	$240,555
Management fees to external customers	—	18,959	3,737	—	—	22,696
Inter-segment management fees	—	33,994	4,151	—	(38,145)	—
Trading container sales proceeds	—	—	19,444	—	—	19,444
Gains on sale of containers, net	23,724	—	—	—	—	23,724

Total revenue	$263,391	$53,841	$27,332	$—	$(38,145)	$306,419

Depreciation expense	$63,386	$595	$—	$—	$(2,305)	$61,676

Interest expense	$30,242	$—	$—	$—	$—	$30,242

Unrealized losses on interest rate swaps and caps, net	$5,758	$—	$—	$—	$—	$5,758

Segment income before income taxes and noncontrolling interest	$135,819	$28,008	$6,769	$(2,444)	$(11,112)	$157,040

Total assets	$2,195,627	$104,387	$15,866	$2,858	$(47,126)	$2,271,612

Purchases of long-lived assets	$681,298	$661	$—	$—	$—	$681,959

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container resale segments and the Container ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on hire. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.